Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

5. Balance Sheet Details

The following provides certain balance sheet details:

	December 31, 2014	September 30, 2015
Fixed Assets
Machinery and equipment	$2,922,303	$2,997,676
Furniture and office equipment	209,844	212,659
Computer equipment and software	681,508	756,365
Leasehold improvements	506,328	514,614
Financed equipment	878,447	1,157,455
Construction in process	72,172	12,739

	5,270,602	5,651,508
Less accumulated depreciation and amortization	4,608,180	4,796,300

Total fixed assets, net	$662,422	$855,208

Accrued Liabilities
Accrued interest	$33,125	$31,484
Accrued payroll	82,241	216,154
Accrued vacation	276,574	286,125
Accrued bonuses	302,763	286,557
Accrued sales commissions	—	63,167
Warrant liability	1,070	709
Other	4,130	32,534

Total accrued liabilities	$699,903	$916,730

6. Balance Sheet Details

The following provides certain balance sheet details:

	December 31, 2013	December 31, 2014
Fixed Assets
Machinery and equipment	$2,761,560	$2,922,303
Furniture and office equipment	209,844	209,844
Computer equipment and software	681,508	681,508
Leasehold improvements	373,653	506,328
Financed equipment	677,000	878,447
Construction in process	12,299	72,172

	4,715,864	5,270,602
Less accumulated depreciation and amortization	4,356,977	4,608,180

Total fixed assets, net	$358,887	$662,422

Accrued Liabilities
Accrued interest	$524,885	$33,125
Accrued payroll	125,299	82,241
Deferred wages	1,377,987	—
Accrued vacation	213,601	276,574
Accrued bonuses	—	302,763
Other	286	4,130

Total accrued liabilities	$2,242,058	$698,833

As of December 31, 2013, the Company incurred $538,318 in costs directly associated with its IPO, which are reflected on the Company’s balance sheet as a component of prepaid expenses and other current assets. A liability of $328,221 for associated unpaid invoices is recorded as a component of accounts payable at December 31, 2013. As of December 31, 2014, a balance of $1,211,896 of such costs, in addition to underwriting discounts of $1,330,000 and an aggregate $746,259 of associated stock option and restricted stock awards, are offset against additional paid-in capital as a result of the closing of the Company’s IPO on February 10, 2014 (see Note 2).

Costs associated with the Company’s February 2015 public offering totaling $63,111 were incurred during the year ended December 31, 2014, which are reflected on the Company’s balance sheet as a component of prepaid expenses and other current assets at December 31, 2014. A liability of $63,111 for associated unpaid invoices is recorded as a component of accounts payable at December 31, 2014.